Item 1: Report to Shareholders

Institutional Large-Cap Core Growth Fund	December 31, 2005

The views and opinions in this report were current as of December 31, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Dear Investor

Although several major equity market indices struggled (the widely watched Dow Jones Industrial Average eked out a modest 1.72% return for the past 12 months), stocks generally rebounded in the second half of 2005, resulting in meaningful full-year gains. Increases in energy prices, rising short-term interest rates, and a devastating set of hurricanes failed to derail U.S. economic growth. Consumer and investor confidence improved as energy costs declined in the fourth quarter, and large-cap growth stocks were among the better-performing asset classes since midyear.

The portfolio produced solid gains for the past six months and less-inspiring returns for the full year that were generally in line with the benchmark S&P 500 Index and modestly trailed the style-specific Russell 1000 Growth Index and the Lipper peer group, although our performance was significantly stronger on an absolute and relative basis in the second half (and particularly in the fourth quarter) as large-cap growth stocks generated improved performance.

Market Environment

After several years of relatively mediocre performance, large growth stocks are strengthening. However, stymied by 13 Federal Reserve interest rate increases and the effects of rising energy prices, the market performed inconsistently and only grudgingly yielded gains for the largest companies. Energy stocks were strong performers over the past 12 months. The sector’s weighting increased from 7.1% to 9.3% in the S&P 500 Index, and more so among our competitors in our Lipper peer group.

The Fed’s strategy of increasing rates is designed to contain inflation but also may be directed at a perceived overheating in certain housing markets. We believe any correction in housing prices will be moderate and manageable but could affect consumer confidence and overall economic activity. The Fed’s systematic rate hikes took the fed funds rate to 4.25% from 1.00% 18 months ago. Over that period, long-term rates remained relatively stable, which led to a yield curve inversion (10-year Treasury yields were less than two-year Treasury yields at the end of the year). According to some market prognosticators, a yield curve inversion portends recession. That is not our view. We think the surprising strength of the U.S. dollar (partially due to the Fed’s tightening program) contributed to strong demand for longer-term Treasury bonds and kept their yields relatively low.

Overall, the current environment should be supportive for continued stock gains. Some moderation in economic growth is inevitable, and that should allow the Federal Reserve to stop tightening interest rates before inducing a recession. Valuations appear reasonable for many large-cap growth companies. Strong corporate profits, the related increase in free cash flow, and slowly improving capital expenditures at many companies are other major positives. Additionally, free cash flow margins and the level of cash on corporate balance sheets stand at multi-decade highs.

Portfolio Review

Financial stocks were the largest second-half performance contributors, which reinforced our view that it is often unwise to sell stocks based upon macroeconomic generalizations (many investors felt that financial stocks could not perform well as the Fed increased rates). Asset managers, brokers, and other capital markets stocks were particularly strong, with Franklin Resources, State Street, Goldman Sachs, Merrill Lynch, and Legg Mason being the stand-outs. We noted in our previous letter that Ameritrade’s combination with TD Waterhouse and Legg Mason’s acquisition of Citigroup’s investment management operations should yield revenue and efficiency benefits. Insurance leaders American International Group and Hartford Financial and consumer finance giants American Express and SLM Corporation (formerly Sallie Mae) were also solid performers. In general, we think these companies can continue to generate strong growth in earnings and free cash flow. (Please refer to the fund’s portfolio of investments for a complete listing of holdings and the amount each represents of the portfolio.)

The health care sector contained some major winners as investors began to worry about the ability of more cyclical stocks to sustain performance. UnitedHealth Group and WellPoint have been among the portfolio’s best performers for several years, and they were again in the second half of 2005. The health care services industry continues to consolidate with both companies announcing major mergers. Efficiency improvements and medical costs, which are increasing more slowly than insurance pricing, should drive strong earnings growth. Amgen and Genentech were strong performers in the biotech area. Medtronic and St. Jude Medical also posted solid second-half contributions.

Because of our growth orientation, we have maintained an underweight in the energy sector versus the S&P 500. However, for the past six months, the sector was the portfolio’s third-largest contributor, thanks to decent stock selection and our overweight in the oil services industry. We believe that finding reserves will require increased spending, even if, as we expect, energy prices moderate, which is why we have been overweight in services stocks such as Schlumberger, Baker Hughes, and Smith International for several years. They all were exceptionally strong performers for the past 12 months.

Owning the right technology stocks has been challenging, but the sector produced solid second-half results. Software leaders Adobe Systems and Microsoft performed well, and Qualcomm was the leading contributor in the communications equipment industry. However, we struggled in the semiconductors space. Texas Instruments posted a gain, but Intel, Maxim Integrated Products, and Analog Devices were significant detractors.

Computer maker Dell was the fund’s largest second-half detractor. The company’s average selling price and margins are under pressure as they sell increasingly to emerging markets. Competitors, including Lenovo, Acer, and Hewlett-Packard, are executing relatively well and chipping away at some of the cost advantage that Dell had enjoyed in these markets. The company has also had some execution problems with its pricing, sales, and service strategies. Because we thought it would take Dell several quarters (at least) to rectify these issues and our earnings estimates had to be trimmed, we sold some of our position earlier in the year at higher levels. However, we continue to believe the company possesses an outstanding business model and holds strong growth prospects.

Pfizer continued to struggle in the second half, and although we significantly reduced our stake earlier in the year, the pharmaceutical giant was a significant detractor for the year. However, one of the major risks facing Pfizer, the patent litigation surrounding its largest drug, Lipitor, has been resolved favorably for the company. Following this positive news, we added to our position. Although the company faces a number of near-term challenges and will probably have to set earnings estimates somewhat lower in the next few months, it has tremendous free cash flow, has increased the dividend recently by more than 20%, and will also reduce costs aggressively so that new product flow should lead to renewed growth. For the time being, we intend to keep a small position, but we think the stock has made a bottom. We will closely evaluate product and restructuring developments to determine whether we want it to become a larger position.

Apollo Group, the leader in for-profit post-secondary education, was another large second-half detractor. Like Dell, the company appears to us to possess double-digit growth prospects, but enrollment growth is slowing, marketing expenses are rising, and earnings gains are likely to decline from very high growth rates. This slowdown was somewhat more significant than we initially anticipated. We have reduced our position significantly and will carefully monitor the company’s progress.

Kohl’s has been a frustrating holding. It recently announced that comparable-store sales and overall sales and earnings will be moderately below expectations for the fourth quarter. We are reevaluating our position, but we are likely to be patient because our retailing analyst is quite enthusiastic about the company’s prospects. It is adding improved product offerings, such as the Estée Lauder cosmetic line, and is posting double-digit sales and earnings growth.

Strategy

We target companies with durable earnings and cash flow growth. The free cash flow we prize has become even more valuable now that tax laws are giving dividends more favorable treatment.

Among our existing holdings, we made substantial purchases in General Electric, Automatic Data Processing, and Caremark RX over the past six months. We also established several new holdings, including Cintas, UBS, and Quest Diagnostics. Cintas is a leader in uniform sales and rentals. The company also sells and rents office supplies, including mats, towels, and restroom supplies. It is not a glamorous business, but we think the company can generate steady double-digit earnings growth despite disruptions from the hurricanes and higher energy (natural gas) costs. UBS (Union Bank of Switzerland), another large portfolio addition for the period, is a financial services leader with strong positions in personal and corporate banking. Its private banking operation is gaining market share globally and generates over half of its earnings. We think this business (and the overall company) will garner a higher valuation over time. Quest is a leader in the medical laboratory testing business in the U.S. It continues to experience growth in general blood testing procedures but is also growing via acquisition and the introduction of specialty and genetics-based testing.

Among our largest sales for the past six months were reductions in WellPoint and Comcast. WellPoint is in the middle of integrating a large acquisition (Anthem), and the stock has been an outstanding multiyear performer.

We are maintaining a moderate position and are carefully monitoring the merger integration. We trimmed our Comcast holding because the company missed some growth targets and faces stiff competition from both regional phone companies providing DSL service and from wireless alternatives to cable. Bank of America and Vodafone were our largest portfolio eliminations since June. We are somewhat cautious on traditional banking stocks because we suspect credit quality will deteriorate. Bank of America has been somewhat undisciplined in its acquisition activity, and we did not favor its recent acquisition of credit card company MBNA. Vodafone, the world’s largest wireless company, was a good second-half performer. We sold our shares as it reached our price target and because we had growing concerns about the competitive environment in the U.K. and Germany—before the shares tumbled in the fourth quarter.

Outlook

Stocks strengthened early in the new year (after stumbling a bit at year-end), but there are plenty of reasons for investor concern. Energy prices are edging higher again (although natural gas has dipped to pre-Katrina levels), and the Federal Reserve is likely to continue increasing short-term interest rates in the first half of the year. A sharp decline in housing prices or additional large increases in energy prices could hurt consumer confidence, economic growth, and stock prices. There is always the threat of global terrorism as the London bombings reminded us in 2005. Finally, stocks have rallied in the second half and are not as cheap, adding a measure of valuation risk.

However, on the positive side of the ledger, we believe that the interest rate and corporate earnings environment remains supportive of favorable investment performance for large-cap growth stocks. This is particularly true for high-quality, consistent-growth companies that have lagged the market. Overall, we believe that there is a solid case for investing in U.S. stock:

1. Earnings growth remains strong at most high-quality U.S. companies, many of which do not need a robust economic recovery to produce strong profit growth.

2. Valuations have increased as the market has rallied. However, many consistent-growth companies’ shares have moved up only moderately and remain reasonably valued.

3. Companies have reduced expenses significantly. Consequently, a pickup in revenue growth could result in strong margin and profit growth.

4. Many of our holdings generate significant free cash flow, and free cash flow margins are at multi-decade highs. Shareholder-oriented management can use this cash to pay dividends, which now receive more favorable tax treatment, or repurchase shares or make value-added acquisitions.

As always, we will strive to enhance returns while managing risk by investing in quality companies with durable earnings and cash flow growth. We appreciate your continued confidence in this endeavor.

Respectfully submitted,

Larry J. Puglia
Chairman of the fund’s Investment Advisory Committee

Thomas J. Huber
Investment Advisory Committee Member

January 20, 2006

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

Risks of Stock Investing

The fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Glossary

Dividend yield: The annual dividend of a stock divided by the stock’s price.

Dow Jones Industrial Average: A price-weighted index of 30 large blue chip companies.

Free cash flow: The excess cash a company is generating from its operations that can be taken out of the business for the benefit of shareholders, such as dividends, share repurchases, investments, and acquisitions.

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Price/book ratio: A valuation measure that compares a stock’s market price to its book value, i.e., the company’s net worth divided by the number of outstanding shares.

Price/earnings ratio (P/E): A valuation measure calculated by dividing the price of a stock by its current or projected earnings per share. This ratio gives investors an idea of how much they are paying for current or future earnings power.

Russell 1000 Growth Index: A market-capitalization weighted index of those firms in the Russell 1000 with higher price-to-book ratios and higher forecasted growth values.

S&P 500 Stock Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Portfolio Highlights

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights

T. Rowe Price Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments †
T. Rowe Price Institutional Large-Cap Core Growth Fund
December 31, 2005

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional Large-Cap Core Growth Fund
December 31, 2005
(In thousands except shares and per share amounts)

Assets		
Investments in securities, at value		
Affiliated companies (cost $275)	$	275
Non-affiliated companies (cost $29,183)		33,636
Total investments in securities		33,911
Dividends and interest receivable		38
Receivable for shares sold		8
Other assets		27
Total assets		33,984
Liabilities		
Investment management fees payable		9
Due to affiliates		5
Other liabilities		11
Total liabilities		25
NET ASSETS	**$**	**33,959**
Net Assets Consist of:		
Undistributed net investment income	$	7
Undistributed net realized loss		(481)
Net unrealized gain		4,453
Paid-in capital applicable to 2,775,773 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized		29,980
NET ASSETS	**$**	**33,959**
NET ASSET VALUE PER SHARE	**$**	**12.23**

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Large-Cap Core Growth Fund
($ 000s)

Year Ended 12/31/05
Investment Income (Loss)		
Income		
Dividend	$	410
Securities lending		1
Total income		411
Expenses		
Investment management		178
Custody and accounting		102
Registration		57
Legal and audit		15
Prospectus and shareholder reports		9
Directors		5
Miscellaneous		7
Reductions/repayments of fees and expenses		
Investment management fees waived		(163)
Total expenses		210
Net investment income		201
Realized and Unrealized Gain (Loss)		
Net realized loss on securities		(307)
Change in net unrealized gain on securities		1,448
Net realized and unrealized gain		1,141
INCREASE IN NET ASSETS FROM OPERATIONS	**$**	**1,342**

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Large-Cap Core Growth Fund
($ 000s)

Year Ended 12/31/05	12/31/04
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 201	$ 282
Net realized loss	(307)	(174)
Change in net unrealized gain	1,448	1,981
Increase in net assets from operations	1,342	2,089
Distributions to shareholders		
Net investment income	(194)	(297)
Capital share transactions*		
Shares sold	936	10,458
Distributions reinvested	69	108
Shares redeemed	(259)	(67)
Increase in net assets from capital share transactions	746	10,499
Net Assets		
Increase during period	1,894	12,291
Beginning of period	32,065	19,774
End of period	**$ 33,959**	**$ 32,065**
Undistributed net investment income	7	–
*Share information		
Shares sold	80	931
Distributions reinvested	6	9
Shares redeemed	(22)	(6)
Increase in shares outstanding	64	934

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Large-Cap Core Growth Fund
December 31, 2005

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Core Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on September 30, 2003. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $1,000 for the year ended December 31, 2005. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.

Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2005, there were no securities on loan.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $6,174,000 and $5,393,000, respectively, for the year ended December 31, 2005.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2005, totaled $194,000 and were characterized as ordinary income for tax purposes. At December 31, 2005, the tax-basis components of net assets were as follows:

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, $40,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2006. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2005, the fund had $174,000 of capital loss carryforwards that expire in 2012, and $267,000 that expire in 2013.

At December 31, 2005, the cost of investments for federal income tax purposes was $29,498,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The fund is also subject to a contractual expense limitation through April 30, 2007. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund’s ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.65% . The fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the fund’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of any reimbursement or waiver or later than April 30, 2009. Pursuant to this agreement, at December 31, 2005, management fees waived and expenses previously reimbursed by the manager in the amount of $285,000 remain subject to repayment by the fund.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. For the year ended December 31, 2005, expenses incurred pursuant to these service agreements were $64,000 for Price Associates and $5,000 for T. Rowe Price Services. The total amount payable at period end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the year ended December 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $9,000, and the value of shares of the T. Rowe Price Reserve Funds held at December 31, 2005, and December 31, 2004, was $275,000 and $276,000, respectively.

As of December 31, 2005, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 203,199 shares of the fund, representing 7% of the fund’s net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Institutional Equity Funds, Inc. and Shareholders of T. Rowe Price Institutional Large-Cap Core Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Institutional Large-Cap Core Growth Fund (one of the portfolios comprising T. Rowe Price Institutional Equity Funds, Inc., hereafter referred to as the “Fund”) at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005, by correspondence with the custodian, and by agreement to the underlying ownership records for the T. Rowe Price Reserve Investment Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2006

Tax Information (Unaudited) for the Tax Year Ended 12/31/05

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $200,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $200,000 of the fund’s income qualifies for the dividends-received deduction.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, compliance matters, advisory fees, expenses, and other business affairs, and is responsible for protecting the interests of shareholders. The majority of the fund’s directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); “inside” directors are officers of T. Rowe Price. The Board of Directors elects the fund’s officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name (Year of Birth)
Year Elected* [Number of
T. Rowe Price Portfolios	Principal Occupation(s) During Past 5 Years
Overseen]	and Directorships of Other Public Companies

Jeremiah E. Casey** (1940)	Director, National Life Insurance (2001 to 8/05); Director, The Rouse Company, real estate developers
2005 [59]	(1990 to 2004)

Anthony W. Deering (1945)	Chairman, Exeter Capital, LLC, a private investment firm (2004 to present); Director, Chairman of the Board,
2001 [113]	and Chief Executive Officer, The Rouse Company, real estate developers (1997 to 2004); Director, Mercantile Bank
(4/03 to present)

Donald W. Dick, Jr. (1943)	Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm; Chairman, President, and
1996 [113]	Chief Executive Officer, The Haven Group, a custom manufacturer of modular homes (1/04 to present)

David K. Fagin (1938)	Chairman and President, Nye Corporation (6/88 to present); Director, Canyon Resources Corp. and Golden Star
1996 [113]	Resources Ltd. (5/00 to present) and Pacific Rim Mining Corp. (2/02 to present)

Karen N. Horn (1943)	Managing Director and President, Global Private Client Services, Marsh Inc. (1999 to 2003); Managing Director and
2003 [113]	Head of International Private Banking, Bankers Trust (1996 to 1999); Director, Eli Lilly and Company and Georgia
Pacific

F. Pierce Linaweaver (1934)	President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
2001 [113]

Theo C. Rodgers*** (1941)	President, A&R Development Corporation
2005 [97]

John G. Schreiber (1946)	Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Partner, Blackstone Real Estate
2001 [113]	Advisors, L.P.; Director, AMLI Residential Properties Trust

*	Each independent director serves until retirement, resignation, or election of a successor.
**	Elected effective October 19, 2005.
***	Elected effective April 1, 2005.

Inside Directors

Name (Year of Birth)
Year Elected* [Number of
T. Rowe Price Portfolios
Overseen]	Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James A.C. Kennedy, CFA	Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset
(1953)	Management Limited, T. Rowe Price Global Investment Services Limited, and T. Rowe Price International, Inc.
1997 [45]

James S. Riepe (1943)	Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price
1996 [113]	Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price
Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services,
Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price
Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, all funds

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Preston G. Athey, CFA, CIC (1949)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Vice President, Institutional Equity Funds	Trust Company

Brian W.H. Berghuis, CFA (1958)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Executive Vice President,
Institutional Equity Funds

Stephen W. Boesel (1944)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Vice President, Institutional Equity Funds	Trust Company

Joseph A. Carrier, CPA (1960)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Treasurer, Institutional Equity Funds	Investment Services, Inc., and T. Rowe Price Trust Company

Anna M. Dopkin, CFA (1967)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President, Institutional Equity Funds

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Vice President, Institutional Equity Funds	International, Inc., and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President,
Chief Compliance Officer, Institutional	T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
Equity Funds

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price Trust Company
Vice President, Institutional Equity Funds

M. Campbell Gunn (1956)	Vice President, T. Rowe Price Global Investment Services Limited, T. Rowe
Vice President, Institutional	Price Group, Inc., and T. Rowe Price International, Inc.
Equity Funds

Henry H. Hopkins (1942)	Director and Vice President, T. Rowe Price Investment Services, Inc.,
Vice President, Institutional	T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice
Equity Funds	President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Thomas J. Huber, CFA (1966)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President, Institutional Equity Funds

John D. Linehan, CFA (1965)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe
Executive Vice President, Institutional	Price International, Inc.
Equity Funds

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and T. Rowe Price Investment
Secretary, Institutional Equity Funds	Services, Inc.

Gregory A. McCrickard, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe
Executive Vice President, Institutional	PriceTrust Company
Equity Funds

Joseph M. Milano, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President, Institutional Equity Funds

Charles G. Pepin (1966)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President, Institutional Equity Funds

Larry J. Puglia, CFA, CPA (1960)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Executive Vice President, Institutional
Equity Funds

Brian C. Rogers, CFA, CIC (1955)	Chief Investment Officer, Director, and Vice President, T. Rowe Price and
President, Institutional Equity Funds	T. Rowe Price Group, Inc.; Director and Vice President, T. Rowe Price
Trust Company

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Executive Vice President, Institutional
Equity Funds

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe
Executive Vice President, Institutional	PriceInternational, Inc.
Equity Funds

John F. Wakeman (1962)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President, Institutional Equity Funds

David J. Wallack (1960)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President, Institutional Equity Funds

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, Institutional Equity Funds

Richard T. Whitney, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Vice President, Institutional Equity Funds	International, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Donald W. Dick Jr. qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Dick is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2005	2004
Audit Fees	$6,463	$8,254
Audit-Related Fees	416	860
Tax Fees	1,836	2,238
All Other Fees	394	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,008,000 and $903,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	February 21, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	February 21, 2006